Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		£ 42,189	£ 32,511	£ 3,304
Other charges:
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	3,970	3,212	3,321
Tax credit on profit on ordinary activities		(1,580)	(1,291)	(742)
Profit for the year attributable to equity holders of the Company		2,389	1,921	2,579
Items that will not be reclassified to profit or loss
Actuarial gains recognised in respect of the defined benefit pension scheme		104	(107)	27
Related tax		(15)	14	(5)
Total other comprehensive income (loss)		105	1,099	(489)
Total comprehensive income for the year		2,494	3,020	2,090
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		1,757	1,413	1,363
Investment expenses and charges		(414)	(479)	(311)
Other charges:
Corporate expenditure		(217)	(212)	(230)
Foreign currency exchange gains		(10)	3	2
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		1,116	725	824
Tax credit on profit on ordinary activities		119	115	96
Profit for the year attributable to equity holders of the Company		1,235	840	920
Items that will not be reclassified to profit or loss
Actuarial gains recognised in respect of the defined benefit pension scheme		34	4	4
Related tax		(6)
Total other comprehensive income (loss)		28	4	4
Total comprehensive income for the year		£ 1,263	£ 844	£ 924

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.